Expense Example - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	11
10 years	$ 26